SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
SCHEDULE OF CHANGES IN WORKING CAPITAL

Changes in working capital for the year ended December 31, 2021 and 2020 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2021	December 31, 2020	December 31, 2019
(Increase) decrease in due from related party	(143)	102	(126)
(Increase) decrease in prepaid expenses	(17)	7	3
(Decrease) increase in trade payables and accrued liabilities	(122)	(155)	134
Total changes in working capital	(282)	(46)	11